Consolidated Statements of Changes in Equity (Parentheticals)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Statement of Stockholders' Equity [Abstract]
Private placement shares | shares	900,000
Private placement per share | $ / shares	$ 4